Shareholders' Equity - Additional Information (Detail) - $ / shares				3 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Jan. 18, 2021	Mar. 31, 2021
Class of Stock [Line Items]
Preferred stock shares authorized			5,000,000	5,000,000
Preferred stock par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares issued			0	0
Preferred stock shares outstanding			0	0
Class of warrant or right redemption threshold consecutive trading days			30 days	30 days
Class of warrant or right, threshold period for exercise from date of closing public offering			12 months	12 months
Minimum notice period for warrants redemption			30 days	30 days
Class of warrants or rights term			5 years	5 years
Share price	$ 10.00		$ 10.00
Effective days for registration statement to be available			30 days	30 days
Public Warrants [Member]
Class of Stock [Line Items]
Minimum notice period for warrants redemption			30 days	30 days
Class of Warrants, price per warrant			$ 0.01	$ 0.01
Private Placement Warrants [Member]
Class of Stock [Line Items]
Minimum notice period for warrants redemption			30 days	30 days
Class of Warrants, price per warrant			$ 0.10	$ 0.10
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during period shares	3,500,000
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock shares authorized			500,000,000	500,000,000
Common stock par or stated value per share	$ 0.001		$ 0.0001	$ 0.0001
Common stock shares issued			0	2,063,520
Common stock shares outstanding			0	2,063,520
Temporary equity shares outstanding				25,436,480
Number of days determining fair market value			10 days	10 days
Class A Ordinary Shares [Member] | Share Equals Or Exceeds $18 [Member]
Class of Stock [Line Items]
Share redemption trigger price			$ 18.00	$ 18.00
Class of warrant or right, exercise price adjustment percentage higher of market value			180.00%	180.00%
Class A Ordinary Shares [Member] | Share Equals Or Exceeds $10 [Member]
Class of Stock [Line Items]
Share redemption trigger price			$ 10.00	$ 10.00
Class A Ordinary Shares [Member] | Share Price Less Than $9.20 [Member]
Class of Stock [Line Items]
Share redemption trigger price			$ 9.20	$ 9.20
Gross proceeds of equity			60.00%	60.00%
Class of warrant or right, exercise price adjustment percentage higher of market value			115.00%	115.00%
Class of warrant or right redemption threshold trading days			20 days	20 days
Class A Ordinary Shares [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Class of Warrants, price per warrant	$ 11.50		$ 11.50
Class A Ordinary Shares [Member] | Public Warrants [Member] | Share Equals Or Exceeds $18 [Member]
Class of Stock [Line Items]
Share price			$ 18.00	$ 18.00
Number of consecutive trading days determining warrant redeemable			20 days	20 days
Number of trading days determining warrant redeemable			30 days	30 days
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of Warrants, price per warrant			$ 11.50	$ 11.50
Class A Ordinary Shares [Member] | Private Placement Warrants [Member] | Share Equals Or Exceeds $18 [Member]
Class of Stock [Line Items]
Share price			$ 18.00	$ 18.00
Number of consecutive trading days determining warrant redeemable			20 days	20 days
Number of trading days determining warrant redeemable			30 days	30 days
Class A Ordinary Shares [Member] | Private Placement Warrants [Member] | Share Equals Or Exceeds $10 [Member]
Class of Stock [Line Items]
Share price			$ 10.00	$ 10.00
Number of consecutive trading days determining warrant redeemable			30 days	30 days
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during period shares	3,500,000		27,600,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock shares authorized			50,000,000	50,000,000
Common stock par or stated value per share	$ 0.001		$ 0.0001	$ 0.0001
Common stock shares issued			6,900,000	6,900,000
Common stock shares outstanding		6,900,000	6,900,000	6,900,000
Number of shares forfeited during the period		900,000	900,000	900,000
Sponsor owned collective percentage		20.00%	20.00%
Class B Ordinary Shares [Member] | Sponsor [Member]
Class of Stock [Line Items]
Temporary equity shares outstanding	25,000
Class B Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member]
Class of Stock [Line Items]
Temporary equity shares outstanding			6,900,000
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Temporary equity shares outstanding	25,000
Number of shares forfeited during the period			900,000
Stock issued during period shares	3,500,000
Option period for the underwriter's over-allotment option	45 days
Common Class B To Common Class A [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Percentage of common stock shareholding			20.00%	20.00%